Income taxes (Details 5) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax losses, total	€ 530	€ 232
Within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax losses, total	3	0
In the next 2 to 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax losses, total	10	180
Over 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax losses, total	2	0
Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax losses, total	€ 515	€ 52